Unaudited Interim Condensed Consolidated Balance Sheets - USD ($)		Jun. 30, 2024	Dec. 31, 2023
CURRENT ASSETS
Cash		$ 3,098,787	$ 4,618,670
Restricted cash			30,310
Accounts receivable, net		297,161	504,472
Prepayments		51,394	203,126
Other receivables		234,559	137,691
Total current assets		4,154,081	6,613,368
NON-CURRENT ASSETS
Property and equipment, net		170,972	213,891
Intangible assets, net		71,425	46,365
Operating lease right-of-use assets		246,923	353,471
Goodwill		2,973,850	2,973,850
Other non-current assets		28,541	36,164
Total non-current assets		3,491,711	3,623,741
TOTAL ASSETS		7,645,792	10,237,109
CURRENT LIABILITIES
Accounts payable		334,718	497,484
Accounts payable - related party		9,977	146,903
Operating lease liabilities - current		197,982	192,159
Advance from clients		479,327	626,851
Taxes payable		10,776	64,120
Accruals and other payables		952,442	928,965
Total current liabilities		2,149,036	2,670,271
Operating lease liabilities - non-current		52,797	161,886
Total non-current liabilities		52,797	161,886
TOTAL LIABILITIES		2,201,833	2,832,157
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS’ EQUITY
Additional paid-in capital		10,016,212	8,275,034
Statutory reserve		282,545	282,545
(Accumulated deficits) Retained earnings		(4,589,136)	(928,311)
Accumulated other comprehensive loss		(267,437)	(225,791)
Total shareholders’ equity		5,443,959	7,404,952
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY		7,645,792	10,237,109
Related Party
CURRENT ASSETS
Due from related parties		472,180	1,119,099
CURRENT LIABILITIES
Due to related parties		163,814	213,789
Class A Ordinary Shares
SHAREHOLDERS’ EQUITY
Ordinary shares, value	[1]	1,396	1,096
Class B Ordinary Shares
SHAREHOLDERS’ EQUITY
Ordinary shares, value		$ 379	$ 379

[1]	Giving retroactive effect to the nominal issuance of shares effected on January 10, 2023